Amplify CEF High Income ETF
Schedule of Investments
December 31, 2025 (Unaudited)

INVESTMENT COMPANIES - 98.7%	Shares	Value
Equity - 43.6%
abrdn Emerging Markets ex China Fund, Inc.	737,157	$5,160,099
abrdn Global Dynamic Dividend Fund	734,213	8,560,924
abrdn Healthcare Investors (a)	1,321,145	25,022,486
abrdn Life Sciences Investors (a)	875,126	14,684,614
abrdn Total Dynamic Dividend Fund (a)	2,345,339	22,867,055
abrdn World Healthcare Fund	1,187,524	15,176,557
Adams Diversified Equity Fund, Inc.	325,215	7,584,014
Adams Natural Resources Fund, Inc.	300,143	6,525,109
BlackRock Enhanced International Dividend Trust	1,194,231	7,022,078
BlackRock ESG Capital Allocation Term Trust (a)	1,364,372	20,984,041
BlackRock Health Sciences Term Trust (a)	1,468,529	22,101,362
BlackRock Science and Technology Term Trust	1,034,410	23,388,010
BlackRock Technology and Private Equity Term Trust	3,017,237	19,883,592
ClearBridge Energy Midstream Opportunity Fund, Inc. (a)	143,408	6,403,167
Eaton Vance Tax Managed Global Buy Write Opportunities Fund (a)	792,677	7,308,482
Eaton Vance Tax-Managed Global Diversified Equity Income Fund (a)	802,308	7,645,995
India Fund, Inc.	433,858	5,948,193
Liberty All-Star Equity Fund	1,076,031	6,757,475
Neuberger Next Generation Connectivity Fund, Inc. (a)	466,972	6,743,076
Nuveen NASDAQ 100 Dynamic Overwrite Fund	267,683	7,634,319
Nuveen Real Asset Income and Growth Fund (a)	809,551	11,017,989
NYLI CBRE Global Infrastructure Megatrends Term Fund (a)	477,986	6,577,087
Tortoise Energy Infrastructure Corp.	158,953	6,501,178
Virtus Dividend Interest & Premium Strategy Fund (a)	541,612	6,981,379
Virtus Total Return Fund, Inc.	922,683	5,812,903
Voya Global Equity Dividend and Premium Opportunity Fund (a)	1,206,085	6,898,806
		291,189,990

Fixed Income - 55.1%
Aberdeen Asia-Pacific Income Fund, Inc. (a)	1,212,674	18,602,419
abrdn Global Infrastructure Income Fund (a)	877,307	19,616,585
abrdn Income Credit Strategies Fund (a)	3,558,265	19,250,214
Advent Convertible and Income Fund (a)	1,303,614	16,347,320
BlackRock Capital Allocation Term Trust	1,436,103	20,335,218
BlackRock Corporate High Yield Fund, Inc. (a)	760,397	6,767,533
BlackRock Credit Allocation Income Trust	649,831	7,037,670
BlackRock Debt Strategies Fund, Inc.	707,931	7,206,738
BlackRock Floating Rate Income Trust	821,498	9,307,572
BlackRock Multi-Sector Income Trust	510,480	6,666,869
Brookfield Real Assets Income Fund, Inc.	505,869	6,556,062
Calamos Convertible and High Income Fund	705,206	7,975,880
Calamos Long/Short Equity & Dynamic Income Trust (a)	333,681	4,878,416
DoubleLine Income Solutions Fund	602,039	6,784,980
Eagle Point Income Co., Inc. (a)	765,647	8,736,032
First Trust High Yield Opportunities 2027 Term Fund (a)	485,964	6,837,513
First Trust Senior Floating Rate Income Fund II	767,231	7,726,016
Franklin Ltd. Duration Income Trust (a)	725,082	4,459,254
Invesco Senior Income Trust	4,533,875	14,825,771
KKR Income Opportunities Fund	1,206,826	13,987,113
Nuveen Core Plus Impact Fund (a)	849,069	8,643,522
Nuveen Credit Strategies Income Fund	3,935,317	19,755,291
Nuveen Floating Rate Income Fund	2,524,701	19,768,409
Nuveen Multi-Asset Income Fund	986,984	12,870,271
Nuveen Preferred & Income Opportunities Fund (a)	922,135	7,478,515
Nuveen Variable Rate Preferred & Income Fund	367,533	6,994,153
RiverNorth Opportunities Fund, Inc.	664,632	7,802,780
Saba Capital Income & Opportunities Fund	1,289,104	9,036,619
Virtus Convertible & Income Fund	667,124	10,106,929
Virtus Convertible & Income Fund II (a)	561,875	7,742,638
Western Asset Diversified Income Fund	1,468,516	20,280,206
Western Asset Emerging Markets Debt Fund, Inc. (a)	686,592	7,298,473
Western Asset High Income Fund II, Inc.	2,658,545	11,059,547
Western Asset High Income Opportunity Fund, Inc.	1,574,987	5,843,202
		368,585,730
TOTAL INVESTMENT COMPANIES (Cost $672,922,557)		659,775,720

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (b)	11,090,680	11,090,680
TOTAL MONEY MARKET FUNDS (Cost $11,090,680)		11,090,680

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (b)	10,358,989	10,358,989
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,358,989)		10,358,989

TOTAL INVESTMENTS - 101.9% (Cost $694,372,226)		681,225,389
Liabilities in Excess of Other Assets - (1.9)%		(12,793,815)
TOTAL NET ASSETS - 100.0%		$668,431,574

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $9,856,139.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify CEF High Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$659,775,720	$–	$–	$659,775,720
Investments Purchased with Proceeds from Securities Lending	10,358,989	–	–	10,358,989
Money Market Funds	11,090,680	–	–	11,090,680
Total Investments	$681,225,389	$–	$–	$681,225,389

Refer to the Schedule of Investments for further disaggregation of investment categories.